Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 459.2	$ 435.7
John Hancock
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	436.5	410.2
Sun Life
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	17.4	20.1
Talcott Resolution
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	4.9	5.0
Other reinsurers
Ceded Credit Risk [Line Items]
Net reinsurance recoverable	$ 0.4	$ 0.4